Share Based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Detail) - 2019 Share Options [member]	9 Months Ended
Sep. 30, 2019 GBP (£) shares yr £ / shares
Grant Date March 13, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	69.05%
Dividend yield	0.00%
Risk-free investment rate	0.85%
Fair value of option at grant date | £	£ 5.46
Fair value of share at grant date	£ 10.13
Exercise price at date of grant	£ 10.13
Lapse date	Mar. 13, 2029
Expected option life (years) | yr	4.50
Number of options granted | shares	120,750
Grant Date March 13, 2019 [member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2020
Grant Date March 13, 2019 [member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2021
Grant Date March 13, 2019 [member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2022
Grant Date March 13, 2019 [member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2023
Grant Date May 15, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	69.08%
Dividend yield	0.00%
Risk-free investment rate	0.77%
Fair value of option at grant date | £	£ 6.07
Fair value of share at grant date	£ 11.26
Exercise price at date of grant	£ 11.26
Lapse date	May 15, 2029
Expected option life (years) | yr	4.50
Number of options granted | shares	967,400
Grant Date May 15, 2019 [member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	May 15, 2020
Grant Date May 15, 2019 [member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	May 15, 2021
Grant Date May 15, 2019 [member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	May 15, 2022
Grant Date May 15, 2019 [member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	May 15, 2023
Grant Date September 11, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	70.14%
Dividend yield	0.00%
Risk-free investment rate	0.44%
Fair value of option at grant date | £	£ 4.22
Fair value of share at grant date	£ 7.79
Exercise price at date of grant	£ 7.79
Lapse date	Sep. 11, 2029
Expected option life (years) | yr	4.50
Number of options granted | shares	114,000
Grant Date September 11, 2019 [member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 11, 2020
Grant Date September 11, 2019 [member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 11, 2021
Grant Date September 11, 2019 [member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 11, 2022
Grant Date September 11, 2019 [member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 11, 2023